Offerings	Apr. 24, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants
Amount Registered | shares	11,500,000
Amount of Registration Fee	$ (0)
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 1,500,000 units, consisting of 1,500,000 Class A ordinary shares and 1,500,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.
(4)	No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.
(5)	Includes 920,000 Class A ordinary shares being registered with this amendment and 517,500 Class A ordinary shares underlying the rights included on the fee table for the initial filing.
(6)	Reflects incremental shares to be registered as a result of the change in the terms of the right to represent one-fourth of one share rather than one-fifth of one share.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares includes as part of the units
Amount Registered | shares	575,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 5,750,000
Amount of Registration Fee	$ 794.08
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 1,500,000 units, consisting of 1,500,000 Class A ordinary shares and 1,500,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.
(4)	No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.
(5)	Includes 920,000 Class A ordinary shares being registered with this amendment and 517,500 Class A ordinary shares underlying the rights included on the fee table for the initial filing.
(6)	Reflects incremental shares to be registered as a result of the change in the terms of the right to represent one-fourth of one share rather than one-fifth of one share.

Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, $0.0001 par value
Amount Registered | shares	4,600,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 46,000,000
Amount of Registration Fee	$ 6,352.60
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 1,500,000 units, consisting of 1,500,000 Class A ordinary shares and 1,500,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.
(4)	No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.
(5)	Includes 920,000 Class A ordinary shares being registered with this amendment and 517,500 Class A ordinary shares underlying the rights included on the fee table for the initial filing.
(6)	Reflects incremental shares to be registered as a result of the change in the terms of the right to represent one-fourth of one share rather than one-fifth of one share.

Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	4,600,000
Amount of Registration Fee	$ (0)
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 1,500,000 units, consisting of 1,500,000 Class A ordinary shares and 1,500,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.
(4)	No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.
(5)	Includes 920,000 Class A ordinary shares being registered with this amendment and 517,500 Class A ordinary shares underlying the rights included on the fee table for the initial filing.
(6)	Reflects incremental shares to be registered as a result of the change in the terms of the right to represent one-fourth of one share rather than one-fifth of one share.

Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Rights, with each right entitling the holder to receive one-fourth of one Class A ordinary share
Amount Registered | shares	4,600,000
Amount of Registration Fee	$ (0)
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 1,500,000 units, consisting of 1,500,000 Class A ordinary shares and 1,500,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.
(4)	No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.
(5)	Includes 920,000 Class A ordinary shares being registered with this amendment and 517,500 Class A ordinary shares underlying the rights included on the fee table for the initial filing.
(6)	Reflects incremental shares to be registered as a result of the change in the terms of the right to represent one-fourth of one share rather than one-fifth of one share.

Offering: 6
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the rights
Amount Registered | shares	1,437,500
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 14,375,000
Amount of Registration Fee	$ 1,985.19
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 1,500,000 units, consisting of 1,500,000 Class A ordinary shares and 1,500,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.
(4)	No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.
(5)	Includes 920,000 Class A ordinary shares being registered with this amendment and 517,500 Class A ordinary shares underlying the rights included on the fee table for the initial filing.
(6)	Reflects incremental shares to be registered as a result of the change in the terms of the right to represent one-fourth of one share rather than one-fifth of one share.

Offering: 7
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, $0.0001 par value
Amount Registered | shares	6,900,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 69,000,000
Amount of Registration Fee	$ 10,563.90
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 1,500,000 units, consisting of 1,500,000 Class A ordinary shares and 1,500,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.
(4)	No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.
(5)	Includes 920,000 Class A ordinary shares being registered with this amendment and 517,500 Class A ordinary shares underlying the rights included on the fee table for the initial filing.
(6)	Reflects incremental shares to be registered as a result of the change in the terms of the right to represent one-fourth of one share rather than one-fifth of one share.

Offering: 8
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	6,900,000
Amount of Registration Fee	$ (0)
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 1,500,000 units, consisting of 1,500,000 Class A ordinary shares and 1,500,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.
(4)	No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.
(5)	Includes 920,000 Class A ordinary shares being registered with this amendment and 517,500 Class A ordinary shares underlying the rights included on the fee table for the initial filing.
(6)	Reflects incremental shares to be registered as a result of the change in the terms of the right to represent one-fourth of one share rather than one-fifth of one share.

Offering: 9
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Rights, with each right entitling the holder to receive one-fourth of one Class A ordinary share
Amount Registered | shares	6,900,000
Amount of Registration Fee	$ (0)
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 1,500,000 units, consisting of 1,500,000 Class A ordinary shares and 1,500,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.
(4)	No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.
(5)	Includes 920,000 Class A ordinary shares being registered with this amendment and 517,500 Class A ordinary shares underlying the rights included on the fee table for the initial filing.
(6)	Reflects incremental shares to be registered as a result of the change in the terms of the right to represent one-fourth of one share rather than one-fifth of one share.

Offering: 10
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares Underlying the Rights
Amount Registered | shares	862,500
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 8,625,000
Amount of Registration Fee	$ 1,320.49
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 1,500,000 units, consisting of 1,500,000 Class A ordinary shares and 1,500,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.
(4)	No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.
(5)	Includes 920,000 Class A ordinary shares being registered with this amendment and 517,500 Class A ordinary shares underlying the rights included on the fee table for the initial filing.
(6)	Reflects incremental shares to be registered as a result of the change in the terms of the right to represent one-fourth of one share rather than one-fifth of one share.